SHARED SERVICES AGREEMENT (Tables)	12 Months Ended
Dec. 31, 2014
Shared Services Agreement [Abstract]
Summery Of Expenses Contributed by WDM on Behalf of the Company and Expenses Incurred under the Shares Services Agreement:
The following table represents operating expenses contributed by WDM on behalf of the Company and expenses incurred under the Shared Services Agreement for the years ended December 31, 2014 and 2013:

	2014	2013

Compensation Expenses (1)	$116	$784
Rent and Utilities	132	101
Office Services and Supplies	26	44
Telephone	18	10
Other	50	5
Total Operating Expenses	$342	$944

(1) Compensation expenses are net of services charged to WDM. During the years ended December 31, 2014, and 2013, the Company charged approximately $61 and $22 of expenses, respectively, related to such services.